Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 08, 2025	Jan. 15, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Jun. 01, 2022
Equity [Line Items]
Ordinary shares, shares issued				8,194,306	8,104,180
Ordinary shares, shares outstanding				8,073,591	7,983,465
Warrants to purchase ordinary Shares				80,000
Repurchase ordinary shares (in Dollars)								$ 1,000,000
Aggregate amount repurchased (in Dollars)						$ 119,536
Warrants [Member]
Equity [Line Items]
Fair value of warrants (in Dollars)				$ 504,595
Exercised warrants to purchase ordinary shares				400,472
Advisor Warrants [Member]
Equity [Line Items]
Issue of ordinary shares				166,121
Warrants exercise price per share (in Dollars per share)				$ 4.2
Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares		20,000
Warrants exercise price per share (in Dollars per share)		$ 1.06
Fair value of warrants (in Dollars)		$ 11,000
Subsequent Event [Member] | Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares							489,812
IPO [Member]
Equity [Line Items]
Issue of ordinary shares				3,755,724
Warrants exercise price per share (in Dollars per share)				$ 5.25
IPO [Member] | Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				145,506
Warrants exercise price per share (in Dollars per share)				$ 4.2
Fair value of warrants (in Dollars)				$ 183,338
IPO [Member] | Representative's Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				185,023
Warrants exercise price per share (in Dollars per share)				$ 5.25
Pre Funded Warrant [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				488,324
Pre Funded Warrant [Member] | Warrants [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)				$ 0.001
Ordinary Shares [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares	80,000
Warrants exercise price per share (in Dollars per share)	$ 1.43
Fair value of warrants (in Dollars)	$ 63,280
Shares repurchased			120,715			120,715
Aggregate amount repurchased (in Dollars)			$ 119,536
Issued and outstanding ordinary shares, percentage			1.50%
Average price per share (in Dollars per share)			$ 0.987
Ordinary Shares [Member] | Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				200,236
Ordinary Shares [Member] | Representative's Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				185,023
Ordinary Shares [Member] | Pre Funded Warrant [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				4,243,947
Ordinary Shares [Member] | Advisor Warrants [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				400,472
Ordinary Shares [Member] | Pre Funded Warrant [Member]
Equity [Line Items]
Warrants to purchase ordinary Shares				4,244,048